Recent Accounting Standards	12 Months Ended
Dec. 31, 2017
Recent Accounting Standards [Abstract]
Recent Accounting Standards
15. Recent Accounting Standards
Management has considered the impact of the following standards and amendments to standards:
IFRS 15 Revenue from Contracts with Customers establishes a comprehensive framework for determining whether, how much and when revenue is recognized.  IFRS 15 is effective for annual periods beginning on or after January 1, 2018, with early adoption permitted.
IFRS 16 Leases is effective for annual periods beginning on or after January 1, 2019, with early adoption permitted.
Taking into account that the Company did not have operations as of December 31, 2017, that the type of revenue will only be known once an Initial Business Combination has been completed and that the Company currently has no lease contracts, management is of the opinion that none of the aforementioned standards and amendments to standards, if currently adopted, would have had a material impact on the Company's Consolidated Financial Statements as of and for the year/period ended.
IFRS 9 Financial Instruments published in July 2014 replaces the existing guidance in IAS 39 Financial Instruments: Recognition and Measurement.  IFRS 9 is effective for annual periods beginning on or after January 1, 2018, with early adoption permitted.  The first application of this method will not materially affect the Company's equity on January 1, 2018.
The following amendments to standards, which are effective for annual periods beginning on or before January 1, 2017, have been applied by the Group for the first time in preparing these Consolidated Financial Statements:
Amendments to IAS 12: Recognition of Deferred Tax Assets for Unrealized Losses effective as from January 1, 2017 and Amendments to IAS 7: Disclosure Initiative effective as from January 1, 2017. None of these amendments to standards and new or amended interpretations had a significant effect on the Consolidated Financial Statements of Hunter Maritime Acquisition Corp.